Income Taxes - Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred tax expense (recovery) charged to OCI	$ (14,108)	$ 4,567
Change In Fair Value Of Convertible Debentures Attributable To Change In Credit Risk [member]
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred tax expense (recovery) charged to OCI	(14,109)	4,114
Share Of Other Comprehensive Income Loss Of Associate [member]
Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation [Line Items]
Deferred tax expense (recovery) charged to OCI	$ 1	$ 453